Variable Interest Entities ("VIEs") - Summary of Bareboat Charters (Details) - Hilli LLC - VIE debt - CSSC $ in Thousands	Jun. 30, 2024 USD ($)
Variable Interest Entity [Line Items]
2024	$ 42,095
2025	82,201
2026	79,077
2027	76,043
2028	72,830
2029+	$ 274,766